Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Troubled Debt Restructuring, Number of Contracts	8	8
Financing Receivable, Modifications, Recorded Investment	$ 714,000	$ 733,000
Financing Receivable, Modifications, Number of Contracts	0
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 0
Loans and Leases Receivable, Gross	204,316,000	179,104,000
Impaired Financing Receivable, Interest Income, Cash Basis Method	0	0
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	119,000	115,000
Nonperforming Financial Instruments [Member]
Loans and Leases Receivable, Gross	$ 3,100,000	$ 1,900,000